UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“FOF-NQ inserts”

Cohen & Steers Closed-End Opportunity Fund, Inc.

Schedule of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 96.7%
COMMODITIES 5.7%
Central Fund of Canada Ltd.	788,886	$16,322,051
Central GoldTrust (Canada)(a)	49,600	3,165,968
		19,488,019
CONVERTIBLE 0.0%
Advent Claymore Convertible Securities and Income Fund	3,600	52,092
Advent Claymore Global Convertible Securities & Income Fund	4,900	30,870
		82,962
COVERED CALL 5.8%
AGIC International & Premium Strategy Fund	2,800	28,308
BlackRock Enhanced Capital and Income Fund	6,700	79,127
BlackRock Enhanced Dividend Achievers Trust	8,400	58,632
BlackRock International Growth and Income Trust	15,700	119,948
Dow 30 Enhanced Premium & Income Fund	4,300	40,936
Dow 30 Premium & Dividend Income Fund	1,700	21,165
Eaton Vance Enhanced Equity Income Fund II	8,200	80,852
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	722,856	7,893,588
Eaton Vance Tax-Managed Diversified Equity Income Fund	259,217	2,211,121
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	362,765	3,540,586
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	385,662	3,085,296
First Trust Enhanced Equity Income Fund	2,600	26,520
Guggenheim Enhanced Equity Income Fund	2,200	16,632
NFJ Dividend Interest & Premium Strategy Fund	171,900	2,537,244
Nuveen Equity Premium Advantage Fund	3,600	39,528
Nuveen Equity Premium and Growth Fund	2,300	26,427
Nuveen Equity Premium Income Fund	4,700	50,196
		19,856,106

	Number of Shares	Value
EMERGING MARKETS DEBT 0.9%
AllianceBernstein Global High Income Fund	220,100	$2,861,300
Global High Income Fund	1,800	21,204
Western Asset Emerging Markets Debt Fund	3,700	66,896
Western Asset Emerging Markets Income Fund II	2,800	35,560
		2,984,960
ENERGY/ RESOURCES 7.1%
ASA Gold and Precious Metals Ltd.	329,600	8,895,904
BlackRock EcoSolutions Investment Trust	2,000	16,080
BlackRock Energy and Resources Trust	51,800	1,171,198
BlackRock Real Asset Equity Trust	315,100	3,273,889
BlackRock World Mining Trust PLC (United Kingdom)(b)	190,600	1,775,346
Energy Select Sector SPDR Fund	72,200	4,230,198
Gabelli Global Gold Natural Resources & Income Trust	198,198	2,844,141
Market Vectors Gold Miners ETF	35,800	1,975,802
		24,182,558
EQUITY TAX-ADVANTAGED 10.8%
Eaton Vance Tax-Advantaged Dividend Income Fund	732,776	10,017,048
Eaton Vance Tax-Advantaged Global Dividend Income Fund	592,000	7,210,560
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	339,600	5,549,064
Gabelli Dividend & Income Trust	730,769	10,004,227
John Hancock Tax-Advantaged Dividend Income Fund	121,890	1,905,141
John Hancock Tax-Advantaged Global Shareholder Yield Fund	1,500	18,375
Nuveen Tax-Advantaged Dividend Growth Fund	1,700	19,023
Nuveen Tax-Advantaged Total Return Strategy Fund	190,500	1,863,090
		36,586,528
FINANCIAL 0.0%
John Hancock Bank and Thrift Opportunity Fund	3,300	41,151

	Number of Shares	Value
GLOBAL EQUITY 1.6%
Clough Global Equity Fund	256,300	$2,991,021
ING Infrastructure Industrials and Materials Fund	157,800	2,521,644
Nuveen Global Value Opportunities Fund	3,000	49,470
		5,562,135
GLOBAL EQUITY DIVIDEND 1.5%
Alpine Global Dynamic Dividend Fund	2,400	12,840
Alpine Total Dynamic Dividend Fund	1,065,523	4,805,509
Wells Fargo Advantage Global Dividend Opportunity Fund	8,700	69,426
		4,887,775
GLOBAL HYBRID (GROWTH & INCOME) 3.1%
AGIC Global Equity & Convertible Income Fund	1,000	13,530
Clough Global Opportunities Fund	706,700	7,455,685
Delaware Enhanced Global Dividend & Income Fund	1,800	19,386
First Trust/Aberdeen Emerging Opportunity Fund	1,000	17,260
LMP Capital and Income Fund	2,800	32,060
Nuveen Diversified Dividend and Income Fund	292,551	2,855,298
		10,393,219
GLOBAL INCOME 2.9%
DWS Multi-Market Income Trust	2,300	22,034
MFS Charter Income Trust	5,200	44,356
MFS Intermediate Income Trust	10,800	64,800
MFS Multimarket Income Trust	8,900	56,070
Nuveen Global Government Enhanced Income Fund	1,300	18,941
Nuveen Multi-Currency Short-Term Government Income Fund	4,500	58,545
PIMCO Strategic Global Government Fund	3,100	33,201
Putnam Premier Income Trust	1,129,400	6,042,290
Strategic Global Income Fund	1,300	13,416
Templeton Global Income Fund	138,565	1,309,439
Western Asset Global High Income Fund	187,200	2,175,264
		9,838,356

	Number of Shares	Value
GOVERNMENT 3.0%
AllianceBernstein Income Fund	1,255,400	$10,005,538
Federated Enhanced Treasury Income Fund	1,000	15,000
Western Asset Inflation Management Fund	1,000	17,440
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,500	82,095
Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,300	29,118
		10,149,191
HEALTH/BIOTECH 0.0%
H&Q Healthcare Investors	3,100	40,765
H&Q Life Sciences Investors	3,300	34,518
		75,283

	Number of Shares	Value
HIGH YIELD 9.6%
BlackRock Corporate High Yield Fund	3,900	$25,662
BlackRock Corporate High Yield Fund III	3,800	24,586
BlackRock Corporate High Yield Fund V	103,300	1,115,640
BlackRock Corporate High Yield Fund VI	72,155	762,678
BlackRock Debt Strategies Fund	10,400	39,728
BlackRock Senior High Income Fund	7,600	27,740
Dreyfus High Yield Strategies Fund	12,800	54,528
DWS High Income Opportunities Fund	2,400	31,368
DWS High Income Trust	1,300	11,973
Managed High Yield Plus Fund	3,500	6,755
Neuberger Berman High Yield Strategies Fund	2,200	28,116
New America High Income Fund	500,036	4,520,325
PIMCO High Income Fund	637,874	7,265,385
Pioneer Diversified High Income Trust	1,000	18,580
Pioneer High Income Trust	304,038	4,971,021
Putnam High Income Securities Fund	1,300	9,672
Wells Fargo Advantage Income Opportunities Fund	238,400	2,231,424
Western Asset High Income Fund II	1,074,981	10,158,571
Western Asset High Income Opportunity Fund	193,400	1,117,852
Western Asset Managed High Income Fund	5,300	30,051
		32,451,655
INVESTMENT GRADE 2.1%
Duff & Phelps Utility and Corporate Bond Trust	3,100	35,712
Fort Dearborn Income Securities	1,400	22,498
Invesco Van Kampen Bond Fund	1,500	29,610
John Hancock Investors Trust	1,100	23,584
PIMCO Corporate Income Fund	4,700	66,270
PIMCO Corporate Opportunity Fund	363,457	6,011,579
Putnam Master Intermediate Income Trust	7,100	35,855
Western Asset Global Corporate Defined Opportunity Fund	45,000	778,050
Western Asset Premier Bond Fund	1,700	25,840
		7,028,998

	Number of Shares	Value
LIMITED DURATION 2.4%
BlackRock Limited Duration Income Trust	5,300	$84,217
Eaton Vance Limited Duration Income Fund	545,642	7,999,112
Eaton Vance Short Duration Diversified Income Fund	1,500	24,135
Wells Fargo Advantage Multi-Sector Income Fund	3,800	53,998
		8,161,462
MASTER LIMITED PARTNERSHIP 7.2%
ClearBridge Energy MLP Fund	89,120	1,740,514
Cushing MLP Total Return Fund	190,100	1,661,474
Energy Income and Growth Fund	233,780	5,923,985
Kayne Anderson Energy Total Return Fund	261,124	6,316,589
Kayne Anderson Midsteam/Energy Fund	48,500	1,042,265
Kayne Anderson MLP Investment Company	93,600	2,603,952
Tortoise MLP Fund	231,000	5,211,360
		24,500,139
MORTGAGE BOND 0.0%
BlackRock Enhanced Government Fund	1,000	15,320
BlackRock Income Trust	6,000	43,260
Nuveen Mortgage Opportunity Term Fund	1,400	28,896
		87,476

	Number of Shares	Value
MULTI-SECTOR 5.4%
AGIC Convertible & Income Fund	777,531	$6,453,507
AGIC Convertible & Income Fund II	694,570	5,396,809
BlackRock Core Bond Trust	3,200	41,504
BlackRock Credit Allocation Income Trust I	1,400	12,306
BlackRock Credit Allocation Income Trust II	4,100	38,294
BlackRock Credit Allocation Income Trust III	2,000	19,760
BlackRock Credit Allocation Income Trust IV	4,700	53,956
BlackRock Diversified Income Strategies Fund	1,300	11,947
BlackRock Income Opportunity Trust	3,300	32,373
MFS Government Markets Income Trust	3,400	22,644
Nuveen Multi-Strategy Income and Growth Fund	7,100	53,250
Nuveen Multi-Strategy Income and Growth Fund II	10,000	78,600
PIMCO Global StocksPLUS & Income Fund	2,100	37,443
PIMCO Income Opportunity Fund	214,834	5,287,065
PIMCO Income Strategy Fund	1,300	13,039
PIMCO Income Strategy Fund II	96,446	845,831
		18,398,328
NATIONAL MUNICIPAL 5.8%
AllianceBernstein National Municipal Income Fund	97,900	1,390,180
BlackRock Municipal Income Trust II	200,500	2,937,325
BlackRock MuniVest Fund	207,100	2,093,781
BlackRock MuniYield Fund	139,400	2,039,422
BlackRock MuniYield Quality Fund III	172,100	2,275,162
Eaton Vance Municipal Bond Fund	28,900	356,915
Invesco Van Kampen Municipal Opportunity Trust	85,100	1,170,125
Nuveen Investment Quality Municipal Fund	70,700	1,045,653
Nuveen Performance Plus Municipal Fund	24,700	360,126
Nuveen Premium Income Municipal Fund 2	128,900	1,860,027
PIMCO Municipal Income Fund II	208,700	2,306,135
Putnam Managed Municipal Income Trust	269,200	2,002,848
		19,837,699

	Number of Shares	Value
PREFERRED 3.7%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	340,472	$5,447,552
Flaherty & Crumrine/Claymore Total Return Fund	186,000	3,240,120
John Hancock Preferred Income Fund	4,100	86,551
John Hancock Preferred Income Fund II	58,513	1,142,174
John Hancock Preferred Income Fund III	160,105	2,584,095
John Hancock Premium Dividend Fund	4,600	54,878
Nuveen Quality Preferred Income Fund	7,500	56,475
Nuveen Quality Preferred Income Fund II	7,100	53,818
		12,665,663
REAL ESTATE 3.7%
Alpine Global Premier Properties Fund	1,531,111	8,176,133
CBRE Clarion Global Real Estate Income Fund	452,612	3,027,974
Neuberger Berman Real Estate Securities Income Fund	6,500	22,880
Nuveen Real Estate Income Fund	164,139	1,473,968
		12,700,955
SENIOR LOAN 4.8%
BlackRock Floating Rate Income Strategies Fund	2,600	33,098
BlackRock Floating Rate Income Strategies Fund II	1,600	18,608
BlackRock Floating Rate Income Trust Fund	3,700	46,879
Eaton Vance Floating-Rate Income Trust	464,046	6,538,408
Eaton Vance Senior Floating-Rate Trust	184,326	2,619,273
Eaton Vance Senior Income Trust	509,287	3,213,601
Highland Credit Strategies Fund	6,100	37,820
Invesco Van Kampen Dynamic Credit Opportunities Fund	6,900	73,485
Invesco Van Kampen Senior Income Trust	19,800	83,556
Nuveen Floating Rate Income Fund	212,800	2,155,664
Nuveen Floating Rate Income Opportunity Fund	37,700	393,588
Nuveen Senior Income Fund	3,500	23,555
Pioneer Floating Rate Trust	79,700	946,836
		16,184,371

	Number of Shares	Value
U.S. EQUITY DIVIDEND 0.0%
BlackRock Equity Dividend Trust	7,600	$65,968
BlackRock Strategic Equity Dividend Trust	5,200	47,372
		113,340
U.S. GENERAL EQUITY 6.4%
Gabelli Equity Trust	2,515,700	11,949,575
Liberty All-Star Equity Fund	1,370,486	5,618,993
NASDAQ Premium Income & Growth Fund	2,000	25,860
Nuveen Core Equity Alpha Fund	1,900	22,078
Royce Value Trust	382,500	4,238,100
Special Opportunities Fund	1,000	14,350
		21,868,956
U.S. HYBRID (GROWTH & INCOME) 2.0%
AGIC Equity & Convertible Income Fund	2,900	43,964
DNP Select Income Fund	244,976	2,449,760
Guggenheim Strategic Opportunities Fund	218,850	4,390,131
TS&W/Claymore Tax-Advantaged Balanced Fund	1,000	10,910
		6,894,765
UTILITY1.2%
Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund	169,700	2,296,041
Macquarie Global Infrastructure Total Return Fund	101,100	1,548,852
The Reaves Utility Income Trust	2,700	65,880
Wells Fargo Advantage Utilities and High Income Fund	1,200	12,360
		3,923,133
TOTAL CLOSED-END FUNDS (Identified cost—$315,880,420)		328,945,183
SHORT-TERM INVESTMENTS 2.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)	4,450,045	4,450,045
Federated Government Obligations Fund, 0.01%(c)	4,550,330	4,550,330
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,000,375)		9,000,375

		Value
TOTAL INVESTMENTS (Identified cost—$324,880,795)	99.3%	$337,945,558

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	2,413,203

NET ASSETS (Equivalent to $12.39 per share based on 27,474,186 shares of common stock outstanding)	100.0%	$340,358,761

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 0.5% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(c) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 0.5% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds - Energy/Resources	$24,182,558	$22,407,212	$1,775,346	—
Closed-End Funds - Other Funds	304,762,625	304,762,625	—	—
Money Market Funds	9,000,375	—	9,000,375	—
Total Investments	$337,945,558	$327,169,837	$10,775,721	—

Note 2 Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Cost for federal income tax purposes	$324,880,795
Gross unrealized appreciation	$29,011,493
Gross unrealized depreciation	(15,946,730)
Net unrealized appreciation	$13,064,763

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011